SCHEDULE OF ANTI -DILUTIVE WEIGHTED AVERAGE LOSS PER SHARE (Details) - shares shares in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	32,413	39,998
Equity Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	10,360	14,501
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	22,053	25,497